Receivables, Net (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables	$ 36,311	$ 35,678
Allowance for doubtful accounts	(10,169)	(9,122)
Receivables, net	26,142	26,556
Gaming
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables	27,369	29,231
Hotel
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables	1,731	1,354
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables	$ 7,211	$ 5,093